INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Income Taxes
Provision for income taxes	$ 1	¥ 8
Hong Kong
Income Taxes
Provision for income taxes		¥ 0
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	16.50%	16.50%
PRC
Reconciliation between the effective income tax rate and the PRC statutory income tax rate (as a percent)
Statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	(9.00%)	(9.00%)	(3.00%)
Effect of change in valuation allowance	(16.00%)	(16.00%)	(22.00%)
Effective tax rate	0.00%	0.00%	0.00%